RELATED PARTIES (Agreements with THCAP) (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 14, 2012	Sep. 30, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Share based compensation expenses			$ 107,000	$ 169,000	$ 217,000
THCAP [Member]
Related Party Transaction [Line Items]
Warrants granted	3,600	3,600
Exercise price of warrants	2.39	11
Date from which warrants are exercisable		Feb. 28, 2011
Expiration date of warrants		Aug. 31, 2012
Term of warrants	3 years
Percentage of success fee			5.00%
Amount of monthly transaction			3,700
Shares issued per agreement			1,439
Retainer fee			2,000
Share based compensation expenses			6,000	1,000	10,000
Total			$ 8,000	$ 1,000	$ 10,000